Description of the Plan - Additional Information (Details) - EBP 002 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Description of the Plan [Line Items]
EBP, Participant Contribution, Pretax, Maximum Annual Compensation, Amount	$ 23,500
Company Match Cliff Vesting Period	3 years
EBP Participant Contribution Deferral Age Description	If the account balance is greater than $1,000, the participant may elect to defer the lump-sum distribution until a date not to extend beyond April 1 of the year following the year that the participant attains age 70 1/2. Note, age has changed to 72 for 2020 and 73 if reaching the age of 72 after December 31, 2022.
EBP, Minimum Account Balance For Distribution Deferral	$ 1,000
EBP Participant Contribution Withdrawal Age Description	A participant may elect to withdraw all or part of their account balance after attaining age 59 1/2, as provided by the Plan.
Employee Benefit Plan Note Receivable From Participant Account Minimum Borrowing Amount Description	Participants can borrow up to the lesser of 50% of their vested account balance or $50,000. The $50,000 limit is reduced by the excess of the participant’s highest outstanding loan balance from his or her account during the 12-month period before the loan is made (even if repaid) over the participant’s outstanding loan balance on the date the loan is made.
EBP, Forfeited Nonvested Account, Decrease from Employer Contribution	$ 15,149,695	$ 11,788,343
EBP, Forfeited Nonvested Account	1,998,904	$ 2,173,590
Employee Benefit Plan Employer Contribution Matching Amount			$ 8,000	$ 5,850	$ 4,500	$ 3,000
Employee Benefit Plan IRC Compensation Amount	$ 350,000
General Loans [Member]
Description of the Plan [Line Items]
Employee Benefit Plan Note Receivable From Participant Loan Repayment Period Maximum	5 years
Primary Residence Loans [Member]
Description of the Plan [Line Items]
Employee Benefit Plan Note Receivable From Participant Loan Repayment Period Maximum	25 years
Minimum [Member]
Description of the Plan [Line Items]
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	1.00%
Employee Benefit Plan Participant Contribution Pretax Maximum Annual Compensation To Discretionary Annual Incentive Bonus Percentage	1.00%
EBP, Investment, Interest Rate	5.25%
Maximum [Member]
Description of the Plan [Line Items]
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	85.00%
Employee Benefit Plan Participant Contribution Pretax Maximum Annual Compensation To Discretionary Annual Incentive Bonus Percentage	85.00%
EBP, Investment, Interest Rate	10.50%
Participants Attained Age 50 to 59 or above 64 [Member]
Description of the Plan [Line Items]
EBP, Participant Contribution, Pretax, Maximum Annual Compensation, Amount	$ 31,000
Participants Attained Age 60 to 63 [Member]
Description of the Plan [Line Items]
EBP, Participant Contribution, Pretax, Maximum Annual Compensation, Amount	34,750
Non Highly Compensated Participants [Member]
Description of the Plan [Line Items]
EBP, Participant Contribution, Pretax, Maximum Annual Compensation, Amount	23,500
Highly Compensated Participants [Member]
Description of the Plan [Line Items]
EBP, Participant Contribution, Pretax, Maximum Annual Compensation, Amount	$ 18,500